SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Noon buying rate	6.525				6.525
Conversion from noon buying rate to per share value | $ / shares		$ 1.00
Description of Items to be Classified as Cash Equivalents	90	90
Net loss from continuing operations	¥ (404,029)	$ (61,922)	¥ (352,092)	¥ (259,297)
Net cash (used in ) generated from operating activities	(229,766)	(35,212)	(195,347)	(38,591)
Capital Contributed | $								$ 10,000
Interest Costs Incurred	148,642	22,780	110,319	101,717
Interest and other costs relating to construction capitalized	67,283	10,312	81,619	55,485
Impairment on long-lived assets	8,500	1,303	76,089	¥ 5,433
Deferred Tax Liabilities, Loss Transfer	0		9,346		$ 0
Cash and cash equivalents	334,264		74,307		51,229
Working capital	163,881				25,114
Accumulated deficit	(2,456,649)		¥ (1,785,517)		$ (376,498)
Capital injection from several investors	400,000	61,304
Cash inflows from convertible bonds	97,875	15,000
Cash inflows from credit facilities and loans	¥ 418,366	$ 64,118
ASU 2016-13
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit						¥ 1,223
Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessor, Sales-type Lease, Term of Contract	5 years				5 years
Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessor, Sales-type Lease, Term of Contract	20 years				20 years
Offices and facility under leases | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessee, Operating Lease, Term of Contract	1 year				1 year
Lessee, Finance Lease, Term of Contract	1 year				1 year
Offices and facility under leases | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessee, Finance Lease, Term of Contract	20 years				20 years
Land use rights under leases
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessee, Operating Lease, Term of Contract	50 years				50 years
Lessee, Finance Lease, Term of Contract	50 years				50 years
Equipment leased to others | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessor, Sales-type Lease, Term of Contract	5 years				5 years
Equipment leased to others | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessor, Sales-type Lease, Term of Contract	20 years				20 years
Cumulative Effect, Period of Adoption, Adjusted Balance
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit							¥ 5,600